CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues	$ 58,998	$ 49,582	$ 40,164
Cost of revenues	31,809	24,989	19,520
Gross profit	27,189	24,593	20,644
Research and development costs	3,788	2,985	2,763
Selling and marketing expenses	11,403	9,454	7,762
General and administrative expenses	16,748	12,103	9,174
Other expenses	416	548	549
Operating profit (loss)	(5,166)	(497)	396
Financial income	8,833	381	324
Financial expenses	(2,355)	(13,353)	(643)
Profit (loss) before taxes on income	1,312	(13,469)	77
Tax expenses (benefit)	1,097	455	(201)
Net profit (loss)	215	(13,924)	278
Other comprehensive income:
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods - Re-measurement gain (loss) on defined benefit plans	581	280	(33)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Foreign currency translation reserve	(6,699)	859	2,808
Total other comprehensive income	(6,118)	1,139	2,775
Total comprehensive income (loss)	(5,903)	(12,785)	3,053
Net profit (loss) attributable to:
Equity holders of the company	(76)	(14,110)	278
Non-controlling interests	291	186
Net profit (loss)	215	(13,924)	278
Comprehensive income (loss) attributable to:
Equity holders of the company	(5,775)	(12,971)	3,053
Non-controlling interests	(128)	186
Total comprehensive income (loss)	$ (5,903)	$ (12,785)	$ 3,053
Earnings per share:
Basic earnings (loss)	$ (0.01)	$ (1.00)	$ 0.03
Diluted earnings (loss)	$ (0.49)	$ (1.00)	$ 0.03